Property and Equipment, net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	As of March 31,
	2025	2024
Software and computer equipment[1] [2]	$3,972	$5,009
Leasehold improvements[1]	944	1,095
Office equipment[1]	432	528
Internal-use software under development[2]	-	769
Furniture and fixtures[1]	165	110
Vehicles	324	247
Property and equipment, gross	$5,837	$7,758
Accumulated depreciation and amortization[1]	(4,266)	(4,179)
Property and equipment, net	$1,571	$3,579

[1]	Property and equipment held under finance lease arrangements amounted to $247 and $443 as of March 31, 2025 and 2024, respectively. Accumulated depreciation for property and equipment held under finance lease arrangements was $1,632 and $1,127 as of March 31, 2025 and March 31, 2024, respectively. Depreciation expense in respect to these assets was $303 and $401 for the years ended March 31, 2025 and 2024, respectively.
[2]	Due to decline in customer marketability and future economic benefits of Software and computer equipment and Internal-use software under development, the Company assessed the recoverability of the asset group during the year ended March 31, 2025. Hence, the Company fully impaired the related asset group in the year ended March 31, 2025. Impairment charge of $1,693 and $0 has been included in Selling, General and Administrative Expenses for the year ended March 31, 2025 and March 31, 2024 respectively.